Derivative financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans [Member] | Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Line item in the statement of financial position	Loans	Loans
Carrying amount, assets	$ 66,091	$ 0
Loans [Member] | Interest Rate Risk [Member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Thereof accumulated fair value adjustments, assets	$ 97	$ 0
Loans [Member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Line item in the statement of financial position	Loans	Loans
Carrying amount, assets	$ 10,581	$ 25,027
Loans [Member] | Currency risk [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Thereof accumulated fair value adjustments, assets	$ (1,097)	$ 744
Issuances [Member] | Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Line item in the statement of financial position	Borrowings and debt, net	Borrowings and debt, net
Carrying amount, liabilities	$ 349,428	$ 355,000
Issuances [Member] | Interest Rate Risk [Member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Thereof accumulated fair value adjustments, liabilities	$ 5,266	$ (4,411)
Issuances [Member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Line item in the statement of financial position	Borrowings and debt, net	Borrowings and debt, net
Carrying amount, liabilities	$ 199,356	$ 249,328
Issuances [Member] | Currency risk [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Thereof accumulated fair value adjustments, liabilities	$ 15,024	$ (2,301)
Foreign exchange rate risk and FX [Member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Line item in the statement of financial position	Securities and other financial instruments, net	Securities and other financial instruments, net
Carrying amount, assets	$ 12,221	$ 12,369
Foreign exchange rate risk and FX [Member] | Currency risk [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Thereof accumulated fair value adjustments, assets	$ (527)	$ (32)